LYNCH, CHAPPELL & ALSUP
A PROFESSIONAL CORPORATION
ATTORNEYS
THE SUMMIT, SUITE 700
300 NORTH MARIENFELD
MIDLAND, TEXAS 79701
(432) 683-3351
TELECOPIER (432) 683-8346
February 28, 2006
Via Edgar and Facsimile
Securities and Exchange Commission
Judiciary Plaza Office Building
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Ms. Melissa Campbell Duru

Re:	Natural Gas Services Group, Inc.
Form S-1 Registration Statement filed January 6, 2006, as amended by
Amendment No. 1 filed February 16, 2006
File No. 333-130879
Ladies and Gentlemen:
     Enclosed please find copies of acceleration requests from Natural Gas Services Group, Inc. and Morgan Keegan & Company, Inc. requesting that the above referenced Registration Statement be declared effective at 1:00 p.m., Washington, D.C. time, on Thursday, March 2, 2006.
     Thank you for your assistance.

Very truly yours,
/s/ Thomas W. Ortloff

Thomas W. Ortloff

TWO/lhc
Enclosure